CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Debt Instrument Line Items
Schedule of Changes of Long-term Convertible Debt
The changes of the long-term convertible debt in 2017 and 2018 were as follows:

Balance as of January 1, 2017	$29,526

Change in accrued interest	1,344
Change in fair value	3,785
Payment of interest	(1,401)
Payment of principal	(7,901)

Balance as of December 31, 2017*	$25,353

Change in accrued interest	863
Change in fair value	(1,585)
Payment of interest	(1,011)
Payment of principal	(8,167)

Balance as of December 31, 2018*	$15,453

* includes accrued interest of $313 and $193 as of December 31, 2017 and 2018, respectively.

Series L Convertible Bonds [Member]
Debt Instrument Line Items
Schedule of aggregate principal annual payments of the bonds	As of December 31, 2018, the aggregate principal annual payments of the Bonds were as follows:
Repayment amount

2019	$7,657
2020	7,656
$15,313